Note 8 - Accounts Payable and Accrued Liabilities - Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Statement Line Items [Line Items]
Trade payables	$ 1,672	$ 2,245
Accrued liabilities	949	1,828
Total trade and other current payables	$ 2,621	$ 4,073